Income Tax - Summary of Reconciliation Between Income Tax Expense and Income Before Tax Multiplied by Domestic Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Income Tax [Abstract]
Income (loss) before income taxes	$ 443,833	$ 167,254	$ 341,548	$ (321,842)
Income tax expense reported in the consolidated statements of operations	$ (4,596)	$ (7,486)	$ (7,763)	$ (9,092)